OPERATING EXPENSES - Provisions or Operational Reversals (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING COSTS AND EXPENSES
Reversal (provision) for litigation	R$ 160,290	R$ 1,246,332	R$ (1,857,566)
Onerous contracts	386,693	(862,029)	229,582
Reversals (Constitutions) on estimated losses on investments	250,069	175,549	92,226
Fair value measurements of assets held for sale	(46,581)	(704,467)
Impairment	533,774	(956,492)	(267,815)
Refunds to the RGR Fund		(558,360)
Implementation of Actions - Compulsory Loan	(70,207)	38,987
Actuarial Costs/Expenses	(490,053)	(559,949)
Measurement at fair value of the asset held for sale	(46,581)	(704,467)
Others	(30,827)	(147,685)	102,770
Operating Charges (Reversals), Net	180,019	(2,481,054)	(6,928,425)
Civil - compulsory loan
OPERATING COSTS AND EXPENSES
Reductions obtained for agreements that have already been signed	1,212,074
Financing and Loans
OPERATING COSTS AND EXPENSES
ECL	(14,553)	(21,618)	(3,347,749)
Consumers and resellers
OPERATING COSTS AND EXPENSES
ECL	(391,334)	(466,598)	R$ (1,674,333)
Other credits
OPERATING COSTS AND EXPENSES
ECL	R$ (168,906)	R$ 39,906